CONDENSED BALANCE SHEETS	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USN ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USN ($)	Oct. 21, 2018 USD ($)
Current assets:
Cash	$ 315,502			$ 1,175,207					$ 37,044
Prepaid expenses and other assets	144,188			176,403					32,152
Total current assets	459,690			1,351,610					69,196
Restricted cash equivalents held in Trust Account	234,179,516			233,232,730
Total Assets	234,639,206			234,584,340					481,144
Current liabilities:
Accounts payable	6,490			133,562					21,218
Accrued expenses	202,344			50,000					22,100
Franchise tax payable	150,050			200,000
Income tax payable				88,057
Total current liabilities	358,884			471,619					158,699
Deferred legal fees	450,000			450,000	$ 450,000				300,000	$ 300,000
Deferred underwriting commissions	8,050,000			8,050,000
Note payable	41,666
Total Liabilities	8,900,550			8,971,619					458,699
Commitments and contingencies
Class A common stock, $0.0001 par value; 22,073,865 and 22,061,272 shares subject to possible redemption at $10 per share at September 30, 2020 and 2019 respectively	220,738,650			220,612,720
Stockholders' Equity:
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Additional paid-in capital	7,326,942			4,749,168					24,425
Retained earnings (Accumulated deficit)	(2,327,604)			250,164					(2,555)
Total stockholders' equity	5,000,006	$ 5,000,001	$ 5,000,006	5,000,001		$ 5,000,007	$ 5,000,007	$ 5,000,002	22,445		$ 0
Total Liabilities, Redeemable Class A Common Stock and Stockholders' Equity	234,639,206			234,584,340					481,144
Class A Common stock
Stockholders' Equity:
Common stock, value	93			94
Total stockholders' equity	93	88	88	94		97	103	112			0
Class B common stock
Stockholders' Equity:
Common stock, value	575			575					575
Total stockholders' equity	$ 575	$ 575	$ 575	$ 575		$ 575	$ 575	$ 575	$ 575		$ 0